Operating Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Lease Liabilities [Abstract]
Operating lease expense	$ 996,614	$ 338,381